UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21278

                       Rydex Capital Partners SPhinX Fund
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                            Joanna Haigney, Secretary
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                                    Copy to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue N.W.
                             Washington, D.C. 20004

                     Date of fiscal year end: March 31, 2006


          Date of reporting period: October 1, 2005 - December 31, 2005

Item 1. Schedule of Investments


    RYDEX CAPITAL PARTNERS SPHINX FUND
    SCHEDULE OF INVESTMENTS (unaudited)                                                                  December 31, 2005
    -----------------------------------------------------------------------------------------------------------------------
                                                                                                             FAIR
                                                                     SHARES              COST                VALUE
    -----------------------------------------------------------------------------------------------------------------------

    PORTFOLIO FUNDS - 98.5%
    SPhinX Convertible Arbitrage - 11.0%
    Clinton Group, Inc.                                                    4,228        $ 4,538,878            $ 3,891,964
    Deephaven Market Neutral Fund, Ltd.                                    3,602          3,892,929              3,877,277
    Forest Global Convertible Fund, Ltd.                                   3,265          3,694,771              3,841,917
    SSI Hedged Convertible Market-Neutral                                  3,240          3,983,774              3,775,344
    TQA Vantage Fund, Ltd.                                                 3,371          3,961,989              3,877,135
                                                                                   ----------------- ----------------------
                                                                                         20,072,341             19,263,637
                                                                                   ----------------- ----------------------

    SPhinX Distressed - 11.0%
    Contrarian Capital Senior Secured Offshore Fund, Ltd.                  2,951          4,171,166              4,739,352
    Longacre International, Ltd.                                           3,631          4,432,733              4,771,374
    MW Post Opportunity Offshore Fund, Ltd.                                2,606          4,394,387              4,893,756
    Varde Fund, Ltd.                                                       3,159          4,405,638              4,818,340
                                                                                   ----------------- ----------------------
                                                                                         17,403,924             19,222,822
                                                                                   ----------------- ----------------------

    SPhinX Equity Market Neutral - 10.9%
    First Quadrant US Market Neutral                                       4,031          3,833,949              3,807,614
    GLC Gestalt Europe Fund                                                3,795          3,619,255              3,815,146
    Martingale Equity Market Neutral Strategy                              4,347          4,069,092              3,805,890
    Salus Market Neutral Strategy                                          3,826          3,785,832              3,808,330
    Thales Fund Management, LLC                                            3,261          3,352,165              3,834,662
                                                                                   ----------------- ----------------------
                                                                                         18,660,293             19,071,642
                                                                                   ----------------- ----------------------

    SPhinX Fixed Income Arbitrage - 11.0%
    Alliance Capital High Grade Strategy                                   3,616          3,691,239              3,898,255
    Concordia Capital, Ltd., Class C                                       4,228          3,840,130              4,069,334
    Ellington Overseas Partners, Ltd.                                      2,621          3,232,195              3,703,128
    Greenwich Harbour Capital                                              3,491          3,752,608              3,797,887
    MKP Offshore Partners, Ltd.                                            3,426          3,882,325              3,790,876
                                                                                   ----------------- ----------------------
                                                                                         18,398,497             19,259,480
                                                                                   ----------------- ----------------------

    SPhinX Long/Short Equity - 10.9%
    Chilton Investment Partners                                            3,375          2,477,331              3,807,337
    Cumberland Partners                                                    2,504          3,579,447              3,800,635
    Lazard Global Opportunities                                            3,051          3,486,594              3,812,874
    Omega Overseas Partners, Ltd.                                          2,235          3,211,141              3,806,185
    Sparx Long-Short Fund, Ltd.                                            2,457          3,221,391              3,822,525
                                                                                   ----------------- ----------------------
                                                                                         15,975,904             19,049,556
                                                                                   ----------------- ----------------------


RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (unaudited)                                                                   December 31, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                          FAIR
                                                               SHARES              COST                   VALUE
------------------------------------------------------------------------------------------------------------------------

SPhinX Macro - 11.0%
Big Sky Global Vision, LP                                            4,084        $ 4,604,101               $ 4,850,073
Bridgewater Pure Alpha Stategy                                       4,599          4,606,263                 4,778,360
Epoch Overseas, Ltd.                                                 5,533          4,913,028                 4,762,558
Vega Global Fund, Ltd.                                               4,052          4,808,886                 4,798,818
                                                                             -----------------    ----------------------
                                                                                   18,932,278                19,189,809
                                                                             -----------------    ----------------------

SPhinX Managed Futures - 10.7%
SPhinX Managed Futures Fund, Ltd.                                   15,156         17,633,576                18,687,013
                                                                             -----------------    ----------------------

SPhinX Merger Arbitrage - 10.9%
Aetos Corp.                                                          4,335          4,456,721                 4,759,298
Gabelli Associates, Ltd.                                             4,530          4,546,192                 4,749,419
Kellner DiLeo                                                        4,248          4,499,203                 4,743,569
Merger Fund Ltd.                                                     4,282          4,593,127                 4,777,392
                                                                             -----------------    ----------------------
                                                                                   18,095,243                19,029,678
                                                                             -----------------    ----------------------

SPhinX Special Situations - 11.1%
Canyon Value Realization Fund, Ltd.                                  2,540          3,635,521                 3,959,484
Halcyon Offshore Event-Driven Strategies Fund                        3,195          3,709,064                 3,846,833
Mariner Investment Group, Inc.                                       2,885          3,607,110                 3,813,803
Metropolitan Capital Advisors International, Ltd.                    2,938          3,455,902                 3,793,517
Para International Fund, Ltd.                                        2,848          3,586,637                 3,900,163
                                                                             -----------------    ----------------------
                                                                                   17,994,234                19,313,800
                                                                             -----------------    ----------------------

Total Investments in Portfolio Funds - 98.5%                                     $ 163,166,290            $ 172,087,437
                                                                             -----------------    ----------------------

SHORT-TERM INVESTMENT - 0.8%
MONEY MARKET FUND - 0.8%
Monarch Daily Assets Cash Fund                                   1,375,012          1,375,012                 1,375,012
                                                                             -----------------    ----------------------

Total Investments - 99.3%                                                         $164,541,302 **          $173,462,449
Other Assets Net of Liabilities - 0.7%                                                                        1,325,336
                                                                                                  ----------------------
NET ASSETS - 100.0%                                                                                       $ 174,787,785
                                                                                                  ======================



* Interests in Portfolio Funds are subject to lock-up provisions and may only be liquidated quarterly with sixty-five days notice. The next available liquidation date is February 28, 2005.

** Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:


Gross Unrealized Appreciation:                                 $ 1,497,374
Gross Unrealized Depreciation:                                 (10,418,521)
                                                          -----------------
Net Unrealized Appreciation (Depreciation):                   $ (8,921,147)
                                                          =================



Item 2.  Controls and Procedures.

(a) The Registrant's President and Treasurer have concluded, with the exception noted below, that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

     An exception was noted in the evaluation of the disclosure controls and procedures. A miscommunication occurred between the Registrant's fund accountant and Plus Funds Group, Inc. causing certain transactions of the Registrant to be characterized as liquidations as opposed to name changes for financial reporting purposes. The procedures of the Registrant's fund accountant have since been amended to reduce the risk of a similar miscommunication from occurring in the future.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Rydex Capital Partners SPhinX Fund

By:      /s/ Michael P. Byrum
         ---------------------------
         Michael P. Byrum, President

Date:    February 24, 2006
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Michael P. Byrum
         ---------------------------

Date:    February 24, 2006
         --------------------------

By:      /s/ Nick Bonos
         ---------------------------
         Nick Bonos, Treasurer

Date:    February 24, 2006
         --------------------------